RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
4.	RESTRICTED CASH

As at December 31, 2012 and 2011 the Company's cash amounting to $3,207,813 and $1,588,840 respectively, were restricted and deposited in certain banks as collateral for irrevocable letters of credit.